Financial Assets - Summary of Held-to-Maturity Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Held-to-maturity securities	[1]	¥ 1,189,369	¥ 928,751
Debt securities [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		1,189,369	928,751
Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		215,671	209,123
Debt securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		148	157
Debt securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		70	62
Debt securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Held-to-maturity securities	[2]	973,480	719,409
Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		265,198	215,928
Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		617,515	401,799
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		201,988	198,322
Debt securities [member] | Subordinated bonds/debts [member]
Disclosure of financial assets [line items]
Held-to-maturity securities		¥ 104,668	¥ 112,702

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
[2]	Unlisted debt securities include those traded on the Chinese interbank market.